UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        05/14/2010
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      656038
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    23030    96959 SH       SOLE                    96959
Amgen                           COM             031162100    20447   337989 SH       SOLE                   337989
Amazon.com                      COM             023135106    21999   163768 SH       SOLE                   163768
AutoNation                      COM             05329W102    20032  1095373 SH       SOLE                  1095373
BOEING CO                       COM             097023105    26508   365799 SH       SOLE                   365799
BB&T Corporation                COM             054937107    25011   757289 SH       SOLE                   757289
Bemis Co                        COM             081437105    20164   679245 SH       SOLE                   679245
Cardinal Health                 COM             14149Y108    24254   672201 SH       SOLE                   672201
Colgate-Palmolive Co            COM             194162103    20402   239515 SH       SOLE                   239515
ConocoPhillips                  COM             20825C104    20563   390223 SH       SOLE                   390223
Dow Chemical Co                 COM             260543103    22365   729161 SH       SOLE                   729161
DIRECTV GROUP INC               COM             25490A101    23842   690480 SH       SOLE                   690480
EMC Corporation                 COM             268648102    22216  1210274 SH       SOLE                  1210274
Eaton Corp                      COM             278058102    24438   318017 SH       SOLE                   318017
Ford Motor Co                   COM             345370860    24018  1897806 SH       SOLE                  1897806
Genworth Financial Inc          COM             37247D106    32038  1736028 SH       SOLE                  1736028
Home Depot                      COM             437076102    20953   645107 SH       SOLE                   645107
HEWLETT PACKARD CO              COM             428236103    22926   429248 SH       SOLE                   429248
Marathon Oil Corp               COM             565849106    20508   637559 SH       SOLE                   637559
Microsoft                       COM             594918104    20796   710448 SH       SOLE                   710448
Micron Technology Inc           COM             595112103    20555  1987276 SH       SOLE                  1987276
ORACLE CORP                     COM             68389X105    21120   825072 SH       SOLE                   825072
Qualcomm                        COM             747525103    16612   392587 SH       SOLE                   392587
Charles Schwab Corp             COM             808513105    19699  1042213 SH       SOLE                  1042213
Sara Lee                        COM             803111103    23653  1676564 SH       SOLE                  1676564
Southwestern Energy Co          COM             845467109    18816   452895 SH       SOLE                   452895
Sysco Corp                      COM             871829107    20840   702949 SH       SOLE                   702949
Walgreen                        COM             931422109    18765   501320 SH       SOLE                   501320
Western Digital Corp            COM             958102105    20659   517516 SH       SOLE                   517516
WAL MART STORES INC             COM             931142103    18809   339417 SH       SOLE                   339417